SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Minimum | Software, licences and other intangible assets
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P3Y
Minimum | Software
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P3Y
Minimum | Licences
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P3Y
Minimum | Other non-customer related intangible assets
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P3Y
Minimum | Customer relationships and other
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P5Y
Minimum | Customer relationships
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P5Y
Minimum | Other customer related intangible assets
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P5Y
Maximum | Software, licences and other intangible assets
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P7Y
Maximum | Software
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P7Y
Maximum | Licences
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P7Y
Maximum | Other non-customer related intangible assets
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P7Y
Maximum | Customer relationships and other
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P8Y
Maximum | Customer relationships
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P8Y
Maximum | Other customer related intangible assets
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	P8Y